Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Schedule Of Capital Amounts And Ratios

December 31, 2016	Actual		Minimum Required - Basel III Phase-In Schedule		Minimum Required - Basel III Fully Phased-In (*)		Required to be Considered Well Capitalized
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio

CET 1 Capital
City Holding Company	$371,677	13.3%	$142,845	5.125%	$195,105	7.0%	$181,169	6.5%
City National Bank	310,912	11.2%	141,860	5.125%	193,761	7.0%	179,921	6.5%
Tier 1 Capital
City Holding Company	387,677	13.9%	184,653	6.625%	236,913	8.5%	222,977	8.0%
City National Bank	318,872	11.5%	183,381	6.625%	235,281	8.5%	221,441	8.0%
Total Capital
City Holding Company	408,406	14.7%	240,397	8.625%	292,658	10.5%	278,722	10.0%
City National Bank	338,675	12.2%	238,741	8.625%	290,641	10.5%	276,801	10.0%
Tier 1 Leverage Ratio
City Holding Company	387,677	10.1%	153,864	4.000%	153,864	4.0%	192,330	5.0%
City National Bank	318,872	8.3%	153,088	4.000%	153,088	4.0%	191,359	5.0%

(*) Represents the minimum required capital levels as of January 1, 2019 when Basel III Capital Rules have been fully phased in.

December 31, 2015:	Actual		Minimum Required - Basel III Phase-In Schedule		Minimum Required - Basel III Fully Phased-In (*)		Required to be Considered Well Capitalized
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio

CET 1 Capital
City Holding Company	$345,620	13.7%	$113,919	4.5%	$177,207	7.0%	$164,549	6.5%
City National Bank	264,812	10.5%	113,209	4.5%	176,103	7.0%	163,524	6.5%
Tier 1 Capital
City Holding Company	361,620	14.3%	151,891	6.0%	215,180	8.5%	202,522	8.0%
City National Bank	288,752	11.5%	150,945	6.0%	213,839	8.5%	201,260	8.0%
Total Capital
City Holding Company	382,180	15.1%	202,522	8.0%	265,810	10.5%	253,152	10.0%
City National Bank	308,804	12.3%	201,260	8.0%	264,154	10.5%	251,575	10.0%
Tier 1 Leverage Ratio
City Holding Company	361,620	10.2%	142,521	4.0%	142,521	4.0%	178,151	5.0%
City National Bank	288,752	8.1%	141,874	4.0%	141,874	4.0%	177,343	5.0%

(*) Represents the minimum required capital levels as of January 1, 2019 when Basel III Capital Rules have been fully phased in.